As filed with the Securities and Exchange Commission on May 20, 1997

                                                 Securities Act File No. 2-94935
                                            Investment Company File No. 811-4179

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 2O549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                         Post-Effective Amendment No. 25

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 194O

                                Amendment No. 27

                              CORTLAND TRUST, INC.
                 (Exact Name of Registrant as Specified Charter)

                     600 Fifth Avenue, New York, N.Y. 10020
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 830-5200
                                 STEVEN W. DUFF
                            c/o Cortland Trust, Inc.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

         [X]  immediately  upon filing  pursuant to paragraph (b)
         [ ] on (date) pursuant  to  paragraph (b)
         [ ] 6O  days  after  filing  pursuant to paragraph (a)
         [ ] on (date)  pursuant to paragraph (a) of Rule 485
         [ ] 75 days  after  filing  pursuant  to  paragraph (a)(2)
         [ ] on  (date) pursuant to paragraph (a)(2) of Rule 485

The registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a Rule 24f-2 Notice for its fiscal year ended March 31, 1997 on May 15, 1997.

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed        Proposed
                              Maximum        Maximum
Securities      Amount       Offering        Aggregate       Amount of
 Being          Being        Price per       Offering     Registration
Registered      Registered       Unit         Price            Fee


COMMON       46,708,254.16  $1.00*         46,708,254.16     $100.00**
STOCK


$.001 par value



----------------------------------------------------------------------

*Estimated solely for the purposes of determining the amount of the registration fee.

**Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

6,704,730,018.37 shares were redeemed during the fiscal year ended March 31, 1997;

 46,378,254.16 of which are being used for "reduction' in this amendment, and none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c)during the current fiscal year ending March 31, 1998.

Exhibit: Opinion of Kramer, Levin, Naftalis & Frankel

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of May, 1997.


                                                           CORTLAND TRUST, INC.



                                               By:           /s/ Steven W. Duff
                                                                 Steven W. Duff
                                                           President & Director


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                               CAPACITY                  DATE

(1)      Principal Executive Officer



                                                  President &
         Steven W. Duff                           Director              5/20/97


(2)      Principal Financial and Accounting Officer




         Richard De Sanctis                         Treasurer           5/20/97


(3)      Majority of the Directors

        *Owen Daly II                                Director
        *Albert R. Dowden                            Director
         David C. Melnicoff                          Director
        *James L. Schultz                            Director


By:
         Jules Buchwald
         Attorney-in-Fact*                                              5/20/97

*An executed copy of the power of attorney was filed as an Exhibit to Post-Effective Amendment No. 10 to Registration Statement No.2-94935 on March 4,1991.